Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 1, 2008

to the Prospectus for Institutional and Administrative Class Shares of Allianz Stock Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Relating to the Allianz OCC International Equity Fund

Effective as of July 1, 2008, the information relating to the Allianz OCC International Equity Fund contained in the table under “Management of the Funds – Sub-Advisers – Oppenheimer Capital” in the Prospectus is hereby restated in its entirety as follows:

Fund	Portfolio Managers	Since	Recent Professional Experience
OCC International Equity Fund	Anne Budlong	2008	Senior Vice President of Oppenheimer Capital and Portfolio Manager of Oppenheimer Capital’s International Equity Team. Prior to joining the firm in September 2006, Ms. Budlong was a portfolio manager at Credit Suisse Asset Management from November 2000 - September 2006, where she managed international equity strategies for institutional, retail and wrap accounts. Prior to Credit Suisse, she served as a fund manager at Baring Asset Management, and as a vice president and research analyst at Clay Finlay. Ms. Budlong began her career with Oppenheimer & Co. as a financial analyst. She holds a Bachelors of Arts degree with honors from Williams College. She has over 19 years of industry experience.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 1, 2008

to the Statement of Additional Information

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Relating to the Allianz OCC International Equity Fund

Effective July 1, 2008, the subsection captioned “Oppenheimer Capital” in the section titled “Portfolio Manager Compensation, Other Accounts Managed and Conflicts of Interest” under “Management of the Trust” is revised to indicate that Anne Budlong has primary responsibility for management of the Allianz OCC International Equity Fund.

Information, as of March 31, 2008, regarding other accounts managed by Anne Budlong, as well as her ownership of securities of the Fund she manages, is provided in the tables below.

Other Accounts Managed

Portfolio Manager	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Anne Budlong	0	0	0	0	0	0

Accounts and Assets for Which Advisory Fee is Based on Performance

Portfolio Manager	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Anne Budlong	0	0	0	0	0	0

Securities Ownership

OCC International Equity Fund	Dollar Range of Equity Securities
Anne Budlong	None